JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)

FOREIGN GOVERNMENT SECURITIES - 68.5%

Angola - 2.3%
Republic of Angola
9.50%, 11/12/2025(a)		6,410	7,458
8.25%, 5/9/2028(a)		1,200	1,293
8.00%, 11/26/2029(b)		4,660	4,916
9.38%, 5/8/2048(a)		3,700	4,009

			17,676

Argentina - 1.0%
Republic of Argentina
6.88%, 4/22/2021		2,512	1,339
5.88%, 1/11/2028		2,845	1,245
6.63%, 7/6/2028		2,450	1,094
8.28%, 12/31/2033		2,821	1,565
7.13%, 7/6/2036		603	261
7.63%, 4/22/2046		2,798	1,191
6.88%, 1/11/2048		2,682	1,131
7.13%, 6/28/2117		182	79

			7,905

Armenia - 0.4%
Republic of Armenia
3.95%, 9/26/2029(b)		2,740	2,774

Azerbaijan - 0.4%
Republic of Azerbaijan
4.75%, 3/18/2024(a)		2,349	2,531
3.50%, 9/1/2032(a)		500	505

			3,036

Bahrain - 1.1%
Kingdom of Bahrain
6.13%, 8/1/2023(a)		500	553
7.00%, 10/12/2028(a)		1,200	1,416
6.75%, 9/20/2029(a)		994	1,154
6.00%, 9/19/2044(a)		4,774	4,968

			8,091

Belarus - 0.2%
Republic of Belarus
6.88%, 2/28/2023(a)		790	852
6.20%, 2/28/2030(a)		500	544

			1,396

Benin - 0.2%
Benin Government International Bond
5.75%, 3/26/2026(b)	EUR	1,520	1,743

Bermuda - 0.2%
Government of Bermuda
4.85%, 2/6/2024(a)		643	707
3.72%, 1/25/2027(a)		576	614

			1,321

Bolivia, Plurinational State of - 0.2%
Plurinational State of Bolivia
4.50%, 3/20/2028(a)		1,500	1,457

Brazil - 1.5%
Federative Republic of Brazil
6.00%, 4/7/2026		1,760	2,087
4.63%, 1/13/2028		3,439	3,801
4.50%, 5/30/2029		2,600	2,825
8.25%, 1/20/2034		1,043	1,481
4.75%, 1/14/2050		1,400	1,444

			11,638

Chile - 0.3%
Republic of Chile
3.50%, 1/25/2050		2,300	2,499

Colombia - 1.6%
Republic of Colombia
3.88%, 4/25/2027		4,200	4,519
4.50%, 3/15/2029		528	595
7.38%, 9/18/2037		1,000	1,472
5.00%, 6/15/2045		3,471	4,205
5.20%, 5/15/2049		1,280	1,609

			12,400

Costa Rica - 0.5%
Instituto Costarricense de Electricidad
6.95%, 11/10/2021(a)		600	625
6.38%, 5/15/2043(a)		500	438
Republic of Costa Rica
4.25%, 1/26/2023(a)		1,600	1,618
5.63%, 4/30/2043(a)		1,500	1,391

			4,072

Czech Republic - 0.2%
Czech Republic Government Bond
4.85%, 11/26/2057(a)	CZK	15,500	1,142

Dominican Republic - 3.2%
Government of Dominican Republic
8.90%, 2/15/2023(a)	DOP	19,350	362
5.88%, 4/18/2024(a)		2,200	2,360
5.50%, 1/27/2025(a)		900	962
6.88%, 1/29/2026(a)		1,900	2,167
9.75%, 6/5/2026(b)	DOP	195,000	3,707
5.95%, 1/25/2027(a)		1,060	1,163
6.00%, 7/19/2028(a)		555	613
7.45%, 4/30/2044(a)		2,176	2,602
6.85%, 1/27/2045(a)		997	1,122
6.50%, 2/15/2048(a)		400	435
6.40%, 6/5/2049(b)		3,740	4,033
6.40%, 6/5/2049(a)		2,500	2,696
5.88%, 1/30/2060(b)		1,930	1,928

			24,150

Ecuador - 1.9%
Republic of Ecuador
10.75%, 3/28/2022(a)		2,436	2,404
8.75%, 6/2/2023(a)		1,050	980
7.95%, 6/20/2024(a)		200	177
9.65%, 12/13/2026(a)		1,200	1,059
9.63%, 6/2/2027(a)		705	621
8.88%, 10/23/2027(a)		2,400	2,036
7.88%, 1/23/2028(a)		2,809	2,284
10.75%, 1/31/2029(b)		2,270	2,056
9.50%, 3/27/2030(b)		3,469	2,982

			14,599

Egypt - 3.1%
Arab Republic of Egypt
5.88%, 6/11/2025(a)		1,900	2,053

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
4.75%, 4/16/2026(a)	EUR	677	804
7.50%, 1/31/2027(a)		3,400	3,890
7.60%, 3/1/2029(a)		4,240	4,745
7.05%, 1/15/2032(b)		3,540	3,771
8.50%, 1/31/2047(a)		2,133	2,439
8.15%, 11/20/2059(b)		5,550	6,077

			23,779

El Salvador - 1.1%
Republic of El Salvador
7.75%, 1/24/2023(a)		1,820	2,011
5.88%, 1/30/2025(a)		720	773
8.63%, 2/28/2029(a)		1,320	1,622
8.25%, 4/10/2032(a)		558	681
7.65%, 6/15/2035(a)		917	1,066
7.12%, 1/20/2050(b)		1,590	1,743
7.12%, 1/20/2050(a)		628	688

			8,584

Ethiopia - 0.2%
Republic of Ethiopia
6.63%, 12/11/2024(a)		1,217	1,313

Gabon - 0.6%
Gabonese Republic
6.38%, 12/12/2024(a)		3,017	3,241
6.95%, 6/16/2025(a)		802	867
6.63%, 2/6/2031(b)		593	597

			4,705

Ghana - 0.9%
Republic of Ghana
7.88%, 8/7/2023(a)		2,180	2,437
7.88%, 3/26/2027(b)		1,650	1,760
7.63%, 5/16/2029(a)		1,600	1,632
10.75%, 10/14/2030(a)		570	728
8.63%, 6/16/2049(a)		600	600

			7,157

Guatemala - 0.3%
Republic of Guatemala
4.50%, 5/3/2026(a)		884	929
4.90%, 6/1/2030(b)		930	1,001
6.13%, 6/1/2050(b)		530	628

			2,558

Honduras - 0.2%
Republic of Honduras
6.25%, 1/19/2027(a)		1,295	1,436

Hungary - 1.2%
Republic of Hungary
5.38%, 3/25/2024		3,800	4,327
3.00%, 8/21/2030	HUF	1,250,000	4,476

			8,803

Indonesia - 2.7%
Republic of Indonesia
5.88%, 1/15/2024(a)		2,100	2,384
4.35%, 1/8/2027(a)		2,000	2,214
8.25%, 5/15/2029	IDR	90,240,000	7,243
1.40%, 10/30/2031	EUR	2,467	2,732
6.63%, 2/17/2037(a)		900	1,253
6.75%, 1/15/2044(a)		1,500	2,195
4.35%, 1/11/2048		700	791
7.38%, 5/15/2048	IDR	30,593,000	2,186

			20,998

Iraq - 0.3%
Republic of Iraq
5.80%, 1/15/2028(a)		2,600	2,501

Ivory Coast - 1.2%
Republic of Cote d’Ivoire
6.13%, 6/15/2033(a)		1,539	1,582
6.88%, 10/17/2040(b)	EUR	6,410	7,615

			9,197

Jamaica - 1.0%
Jamaica Government International Bond
6.75%, 4/28/2028		2,000	2,369
8.00%, 3/15/2039		1,261	1,733
7.88%, 7/28/2045		2,705	3,688

			7,790

Jordan - 0.1%
Kingdom of Jordan
5.75%, 1/31/2027(a)		806	861

Kazakhstan - 0.6%
Republic of Kazakhstan
1.50%, 9/30/2034(b)	EUR	1,546	1,779
4.88%, 10/14/2044(a)		2,400	3,033

			4,812

Kenya - 0.5%
Republic of Kenya
6.88%, 6/24/2024(a)		3,600	3,898

Lebanon - 1.4%
Republic of Lebanon
6.38%, 3/9/2020		2,400	1,968
6.15%, 6/19/2020		1,619	1,213
6.00%, 1/27/2023(a)		1,308	504
6.65%, 4/22/2024(a)		7,687	2,873
6.60%, 11/27/2026(a)		2,293	843
6.85%, 3/23/2027(a)		4,677	1,719
6.65%, 11/3/2028(a)		3,378	1,216
6.65%, 2/26/2030(a)		930	330

			10,666

Macedonia, the Former Yugoslav Republic of - 0.4%
Republic of North Macedonia
2.75%, 1/18/2025(a)	EUR	2,100	2,509
2.75%, 1/18/2025(b)	EUR	432	516

			3,025

Malaysia - 0.9%
1MDB Global Investments Ltd.
4.40%, 3/9/2023(a)		2,400	2,383
Federation of Malaysia
3.88%, 3/10/2022 MYR		17,900	4,457

			6,840

Mexico - 2.7%
United Mexican States
4.15%, 3/28/2027		1,000	1,091
3.75%, 1/11/2028		900	954
4.50%, 4/22/2029		2,100	2,351
Series M 20, 8.50%, 5/31/2029	MXN	114,000	6,806
3.25%, 4/16/2030		3,880	3,948

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
4.75%, 3/8/2044		1,400	1,612
5.55%, 1/21/2045		790	1,013
4.60%, 1/23/2046		1,000	1,130
4.60%, 2/10/2048		1,000	1,138
5.75%, 10/12/2110		400	497

			20,540

Mongolia - 0.4%
Mongolia Government International Bond
5.63%, 5/1/2023(a)		1,100	1,124
8.75%, 3/9/2024(a)		1,700	1,922

			3,046

Montenegro - 0.2%
Republic of Montenegro
3.38%, 4/21/2025(b)	EUR	1,440	1,718

Morocco - 0.7%
Kingdom of Morocco
1.50%, 11/27/2031(b)	EUR	4,190	4,688
5.50%, 12/11/2042(a)		800	1,007

			5,695

Mozambique - 0.1%
Mozambique Government Bond
5.00%, 9/15/2031(b)(c)		700	670

Namibia - 0.1%
Republic of Namibia
5.50%, 11/3/2021(a)		299	311
5.25%, 10/29/2025(a)		701	735

			1,046

Nigeria - 2.4%
Federal Republic of Nigeria
6.75%, 1/28/2021(a)		800	830
7.63%, 11/21/2025(a)		1,600	1,808
7.63%, 11/21/2025(b)		1,020	1,153
6.50%, 11/28/2027(a)		1,000	1,028
13.98%, 2/23/2028	NGN	900,000	2,895
7.14%, 2/23/2030(a)		2,000	2,058
8.75%, 1/21/2031(a)		800	893
7.88%, 2/16/2032(a)		3,964	4,156
7.63%, 11/28/2047(a)		2,600	2,531
9.25%, 1/21/2049(a)		1,200	1,352

			18,704

Oman - 1.6%
Oman Government International Bond
4.75%, 6/15/2026(a)		3,700	3,746
5.38%, 3/8/2027(a)		4,494	4,652
6.00%, 8/1/2029(a)		209	219
6.75%, 1/17/2048(a)		3,822	3,811

			12,428

Pakistan - 0.6%
Republic of Pakistan
8.25%, 4/15/2024(a)		2,150	2,417
6.88%, 12/5/2027(a)		1,815	1,913

			4,330

Panama - 1.3%
Republic of Panama
3.75%, 4/17/2026(b)		2,840	3,031
3.88%, 3/17/2028		2,400	2,655
9.38%, 4/1/2029		400	617
3.87%, 7/23/2060		3,500	3,934

			10,237

Paraguay - 1.3%
Republic of Paraguay
4.63%, 1/25/2023(a)		1,700	1,802
4.70%, 3/27/2027(a)		2,550	2,827
6.10%, 8/11/2044(a)		1,368	1,710
5.60%, 3/13/2048(a)		985	1,175
5.40%, 3/30/2050(b)		1,950	2,281

			9,795

Peru - 0.4%
Republic of Peru
5.94%, 2/12/2029(b)	PEN	670	227
8.75%, 11/21/2033		500	846
5.63%, 11/18/2050		1,500	2,284

			3,357

Philippines - 0.8%
Republic of the Philippines
0.88%, 5/17/2027	EUR	1,180	1,334
7.75%, 1/14/2031		2,000	3,010
3.70%, 2/2/2042		1,600	1,878

			6,222

Qatar - 0.9%
State of Qatar
4.82%, 3/14/2049(a)		4,100	5,230
4.82%, 3/14/2049(b)		1,545	1,971

			7,201

Romania - 1.2%
Republic of Romania
2.00%, 1/28/2032(b)	EUR	1,890	2,151
4.63%, 4/3/2049(b)	EUR	2,000	2,844
4.63%, 4/3/2049(a)	EUR	2,789	3,965

			8,960

Russia - 4.5%
Russian Federation
4.88%, 9/16/2023(a)		3,400	3,723
8.15%, 2/3/2027	RUB	785,000	13,765
7.25%, 5/10/2034	RUB	421,000	7,166
5.88%, 9/16/2043(a)		7,200	9,949

			34,603

Saudi Arabia - 1.9%
Kingdom of Saudi Arabia
0.75%, 7/9/2027(b)	EUR	3,040	3,483
3.63%, 3/4/2028(a)		1,750	1,883
4.38%, 4/16/2029(a)		2,000	2,286
2.00%, 7/9/2039(b)	EUR	1,040	1,218
4.50%, 10/26/2046(a)		3,360	3,839
5.00%, 4/17/2049(a)		400	494
5.25%, 1/16/2050(a)		800	1,026

			14,229

Senegal - 0.2%
Republic of Senegal
6.25%, 7/30/2024(a)		1,700	1,888

Serbia - 1.7%
Republic of Serbia
7.25%, 9/28/2021(a)		1,171	1,271
4.50%, 1/11/2026	RSD	439,890	4,524
5.88%, 2/8/2028	RSD	270,000	3,058
1.50%, 6/26/2029(b)	EUR	3,980	4,524

			13,377

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
South Africa - 1.3%
Republic of South Africa
4.67%, 1/17/2024		1,700	1,785
5.88%, 9/16/2025		2,200	2,431
4.30%, 10/12/2028		3,449	3,400
6.25%, 3/8/2041		1,200	1,306
5.00%, 10/12/2046		400	375
5.75%, 9/30/2049		500	491

			9,788

Sri Lanka - 2.1%
Republic of Sri Lanka
6.25%, 10/4/2020(a)		1,300	1,317
6.25%, 7/27/2021(a)		1,700	1,734
5.75%, 4/18/2023(a)		1,500	1,505
6.35%, 6/28/2024(b)		720	725
6.85%, 11/3/2025(a)		2,200	2,225
6.20%, 5/11/2027(a)		600	571
6.75%, 4/18/2028(a)		6,358	6,143
7.85%, 3/14/2029(a)		1,460	1,484

			15,704

Tajikistan - 0.3%
Republic of Tajikistan International Bond
7.13%, 9/14/2027(a)		2,400	2,093

Thailand - 0.1%
Thailand Government Bond
1.60%, 6/17/2035	THB	18,482	595

Turkey - 3.5%
Export Credit Bank of Turkey
8.25%, 1/24/2024(b)		340	380
Republic of Turkey
5.75%, 3/22/2024		2,600	2,758
5.60%, 11/14/2024		7,550	7,935
5.20%, 2/16/2026	EUR	1,130	1,407
4.88%, 10/9/2026		2,000	2,006
5.13%, 2/17/2028		1,550	1,554
7.63%, 4/26/2029		2,350	2,732
4.88%, 4/16/2043		6,537	5,844
6.63%, 2/17/2045		700	750
5.75%, 5/11/2047		1,300	1,256

			26,622

Ukraine - 3.5%
Republic of Ukraine
16.25%, 2/19/2020‡(a)	UAH	31,337	1,253
17.25%, 9/30/2020(a)	UAH	28,687	1,187
7.75%, 9/1/2021(a)		2,500	2,661
7.75%, 9/1/2022(a)		1,289	1,404
7.75%, 9/1/2023(a)		2,350	2,599
7.75%, 9/1/2024(a)		3,300	3,680
15.84%, 2/26/2025(a)	UAH	88,180	4,328
7.75%, 9/1/2025(a)		3,800	4,277
7.75%, 9/1/2026(a)		1,300	1,476
0.00%, 5/31/2040(a)(d)		3,857	3,812

			26,677

United Arab Emirates - 0.7%
Abu Dhabi Government Bond
4.13%, 10/11/2047(a)		4,200	4,995

Uruguay - 1.3%
Republic of Uruguay
7.88%, 1/15/2033		2,900	4,447
5.10%, 6/18/2050		2,138	2,691
4.98%, 4/20/2055		1,960	2,434

			9,572

Uzbekistan - 0.3%
Republic of Uzbekistan
4.75%, 2/20/2024(a)		2,100	2,231

Venezuela, Bolivarian Republic of - 0.1%
Republic of Venezuela
7.75%, 10/13/2019(a)(e)		91	11
12.75%, 8/23/2022(a)(e)		1,470	180
9.25%, 5/7/2028(a)(e)		2,130	261

			452

Vietnam - 0.2%
Republic of Vietnam
4.80%, 11/19/2024(a)		1,200	1,318

Zambia - 0.2%
Republic of Zambia
8.97%, 7/30/2027(a)		2,145	1,465

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $511,898)			524,380

CORPORATE BONDS - 27.7%

Argentina - 0.2%
YPF SA
8.75%, 4/4/2024(a)		320	310
8.50%, 6/27/2029(b)(f)		1,640	1,452

			1,762

Azerbaijan - 0.2%
State Oil Co. of the Azerbaijan Republic
6.95%, 3/18/2030(a)		1,400	1,734

			1,734

Bahrain - 0.5%
Batelco International Finance No. 1 Ltd.
4.25%, 5/1/2020(a)		1,040	1,041
BBK BSC
5.50%, 7/9/2024(a)		380	396
Oil and Gas Holding Co. BSCC (The)
7.63%, 11/7/2024(b)		1,100	1,290
8.38%, 11/7/2028(b)		1,100	1,357

			4,084

Belarus - 0.3%
Development Bank of the Republic of Belarus JSC
6.75%, 5/2/2024(b)		2,270	2,420

Brazil - 1.4%
Banco Bradesco SA
3.20%, 1/27/2025(b)		490	492

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Banco do Brasil SA
4.63%, 1/15/2025(a)	200	213
Banco Votorantim SA
4.00%, 9/24/2022(b)	450	462
Braskem Netherlands Finance BV
4.50%, 1/31/2030(b)	550	553
Cemig Geracao e Transmissao SA
9.25%, 12/5/2024(b)	1,600	1,873
Centrais Eletricas Brasileiras SA
4.63%, 2/4/2030(b)	200	202
Gerdau Trade, Inc.
4.88%, 10/24/2027(a)	340	374
Globo Comunicacao e Participacoes SA
4.88%, 1/22/2030(b)	200	204
GUSAP III LP
4.25%, 1/21/2030(b)	230	241
Itau Unibanco Holding SA
6.20%, 12/21/2021(a)	520	551
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.82%), 4.50%, 11/21/2029(b)(g)	350	359
JSL Europe SA
7.75%, 7/26/2024(b)	265	287
MV24 Capital BV
6.75%, 6/1/2034(b)	355	383
Petrobras Global Finance BV
6.90%, 3/19/2049	3,380	4,117
Prumo Participacoes e Investimentos S/A
7.50%, 12/31/2031(b)	461	502
Suzano Austria GmbH
7.00%, 3/16/2047(a)	200	239

		11,052

Cayman Islands - 0.4%
Bioceanico Sovereign Certificate Ltd.
0.00%, 6/5/2034(b)	4,310	3,014

Chile - 2.4%
Celulosa Arauco y Constitucion SA
4.20%, 1/29/2030(b)	400	407
5.50%, 4/30/2049(b)	280	298
Corp. Nacional del Cobre de Chile
3.63%, 8/1/2027(a)	266	283
3.00%, 9/30/2029(b)	3,620	3,667
4.38%, 2/5/2049(b)	3,200	3,577
4.38%, 2/5/2049(a)	1,500	1,677
3.70%, 1/30/2050(b)	2,500	2,502
Empresa de Transporte de Pasajeros Metro SA 5.00%, 1/25/2047(a)	400	464
Empresa Electrica Cochrane SpA 5.50%, 5/14/2027(b)	220	229
Empresa Nacional del Petroleo
3.75%, 8/5/2026(a)	1,200	1,250
5.25%, 11/6/2029(b)	1,750	1,982
5.25%, 11/6/2029(a)	720	816
4.50%, 9/14/2047(a)	400	417
Kenbourne Invest SA
6.88%, 11/26/2024(b)	530	549

		18,118

China - 1.9%
Agile Group Holdings Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 11.25%), 8.38%, 12/4/2023(a)(g)(h)(i)	410	426
Alibaba Group Holding Ltd.
3.60%, 11/28/2024	200	212
4.20%, 12/6/2047	260	305
Avi Funding Co. Ltd.
3.80%, 9/16/2025(a)	900	961
CCCI Treasure Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.19%), 3.50%, 4/21/2020(a)(g)(h)(i)	470	470
CDBL Funding 1
4.25%, 12/2/2024(a)	452	484
China Aoyuan Group Ltd.
8.50%, 1/23/2022(a)	1,180	1,227
China Evergrande Group
8.75%, 6/28/2025(a)	210	177
Chinalco Capital Holdings Ltd.
4.00%, 8/25/2021(a)	1,100	1,114
CNAC HK Finbridge Co. Ltd.
4.13%, 7/19/2027(a)	1,100	1,187
CNOOC Finance 2013 Ltd.
3.30%, 9/30/2049	221	226
ENN Clean Energy International Investment Ltd.
7.50%, 2/27/2021(a)	240	247
GCL New Energy Holdings Ltd.
7.10%, 1/30/2021(a)	570	365
Greenland Global Investment Ltd.
5.25%, 2/12/2021(a)	260	257
Hong Kong Red Star Macalline Universal Home Furnishings Ltd.
3.38%, 9/21/2022(a)	200	181
Hongkong International Qingdao Co. Ltd.
4.25%, 12/4/2022(a)	1,370	1,374
Huarong Finance Co. Ltd.
4.25%, 11/7/2027(a)	420	444
Huarong Finance II Co. Ltd.
5.50%, 1/16/2025(a)	260	290
Minmetals Bounteous Finance BVI Ltd.
4.20%, 7/27/2026(a)	1,000	1,079
New Metro Global Ltd.
6.50%, 4/23/2021(a)	540	541
Redsun Properties Group Ltd.
9.95%, 4/11/2022(a)	200	202
Sinopec Group Overseas Development 2013 Ltd.
5.38%, 10/17/2043(a)	672	914
Tencent Holdings Ltd.
3.98%, 4/11/2029(b)	200	220
3.98%, 4/11/2029(a)	200	220

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Three Gorges Finance I Cayman Islands Ltd.
3.70%, 6/10/2025(a)	800	861
Yango Justice International Ltd.
10.25%, 3/18/2022(a)	770	780

		14,764

Colombia - 1.0%
Bancolombia SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.93%), 4.88%, 10/18/2027(g)	290	299
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.94%), 4.62%, 12/18/2029(g)	400	412
Ecopetrol SA
5.88%, 9/18/2023	1,630	1,821
5.88%, 5/28/2045	2,150	2,581
Empresas Publicas de Medellin ESP
4.25%, 7/18/2029(b)	1,520	1,582
Geopark Ltd.
6.50%, 9/21/2024(b)	510	537
Millicom International Cellular SA
5.13%, 1/15/2028(a)	240	252
Transportadora de Gas Internacional SA ESP
5.55%, 11/1/2028(a)	200	232

		7,716

Congo, Democratic Republic of the - 0.1%
HTA Group Ltd.
9.13%, 3/8/2022(a)	660	677

Ecuador - 0.2%
Petroamazonas EP
4.63%, 2/16/2020(a)	217	216
4.63%, 11/6/2020(b)	1,650	1,633

		1,849

El Salvador - 0.0%(j)
AES El Salvador Trust II
6.75%, 3/28/2023(a)	200	202

Georgia - 0.2%
Georgian Railway JSC
7.75%, 7/11/2022(a)	1,100	1,207
TBC Bank JSC
5.75%, 6/19/2024(b)	350	369

		1,576

Guatemala - 0.1%
Energuate Trust
5.88%, 5/3/2027(a)	400	419

Hong Kong - 0.3%
China CITIC Bank International Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 4.62%, 2/28/2029(a)(g)	440	464
King Power Capital Ltd.
5.63%, 11/3/2024(a)	900	1,018
Metropolitan Light Co. Ltd.
5.50%, 11/21/2022(b)	286	296
NWD MTN Ltd.
4.13%, 7/18/2029(a)	220	227
Sun Hung Kai Properties Capital Market Ltd.
3.75%, 2/25/2029(a)	400	435

		2,440

Hungary - 0.1%
MFB Magyar Fejlesztesi Bank Zrt.
6.25%, 10/21/2020(a)	1,000	1,030

		1,030

India - 0.5%
Azure Power Energy Ltd.
5.50%, 11/3/2022(a)	200	205
Azure Power Solar Energy Pvt Ltd.
5.65%, 12/24/2024(a)	200	206
Bharat Petroleum Corp. Ltd.
4.63%, 10/25/2022(a)	350	366
Canara Bank
3.88%, 3/28/2024(a)	690	719
Greenko Dutch BV
5.25%, 7/24/2024(b)	300	304
Greenko Mauritius Ltd.
6.25%, 2/21/2023(b)	348	358
NTPC Ltd.
3.75%, 4/3/2024(a)	210	218
Oil India Ltd.
5.13%, 2/4/2029(a)	320	364
State Bank of India
4.38%, 1/24/2024(a)	340	361
Vedanta Resources Ltd.
6.38%, 7/30/2022(a)	360	351

		3,452

Indonesia - 2.7%
Bank Mandiri Persero Tbk. PT
3.75%, 4/11/2024(a)	200	207
Indonesia Asahan Aluminium Persero PT
5.71%, 11/15/2023(b)	2,310	2,550
5.71%, 11/15/2023(a)	1,570	1,733
6.53%, 11/15/2028(b)	1,352	1,656
6.76%, 11/15/2048(a)	3,200	4,116
6.76%, 11/15/2048(b)	1,538	1,978
LLPL Capital Pte. Ltd.
6.88%, 2/4/2039(b)	395	463
Medco Platinum Road Pte. Ltd.
6.75%, 1/30/2025(b)	408	418
Minejesa Capital BV
5.63%, 8/10/2037(b)	370	403
Pertamina Persero PT
4.30%, 5/20/2023(b)	510	538
5.63%, 5/20/2043(a)	1,270	1,495
6.50%, 11/7/2048(a)	300	399
4.70%, 7/30/2049(a)	388	416
Perusahaan Listrik Negara PT
4.13%, 5/15/2027(a)	1,100	1,170
3.88%, 7/17/2029(b)	880	925
5.25%, 5/15/2047(a)	700	794
4.88%, 7/17/2049(b)	878	956
SSMS Plantation Holdings Pte. Ltd.
7.75%, 1/23/2023(a)	300	247

		20,464

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Israel - 0.2%
Bank Leumi Le-Israel BM
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.63%), 3.27%, 1/29/2031(a)(g)	200	200
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/2026	690	591
4.10%, 10/1/2046	510	390

		1,181

Kazakhstan - 1.9%
Kazakhstan Temir Zholy Finance BV
6.95%, 7/10/2042(a)	586	829
KazMunayGas National Co. JSC
4.75%, 4/19/2027(a)	2,200	2,467
5.75%, 4/19/2047(a)	4,748	5,876
6.38%, 10/24/2048(a)	2,852	3,823
KazTransGas JSC
4.38%, 9/26/2027(a)	1,450	1,551

		14,546

Kuwait - 0.0%(j)
Al Ahli Bank of Kuwait KSCP
(USD Swap Semi 5 Year + 4.17%), 7.25%, 9/26/2023(a)(g)(h)(i)	290	313

Macau - 0.2%
Sands China Ltd.
5.13%, 8/8/2025	630	697
5.40%, 8/8/2028	360	409

		1,106

Malaysia - 0.4%
Gohl Capital Ltd.
4.25%, 1/24/2027(a)	350	371
Petronas Capital Ltd.
4.50%, 3/18/2045(a)	1,800	2,257
RHB Bank Bhd.
3.77%, 2/19/2024(a)	340	361

		2,989

Mexico - 3.3%
Alfa SAB de CV
6.88%, 3/25/2044(a)	200	251
America Movil SAB de CV
4.38%, 4/22/2049	210	254
Banco Mercantil del Norte SA
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029(b)(g)(h)(i)	400	453
Banco Nacional de Comercio Exterior SNC
4.38%, 10/14/2025(a)	500	537
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.80%, 8/11/2026(a)(g)	500	507
BBVA Bancomer SA
6.50%, 3/10/2021(a)	1,360	1,415
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033(a)(g)	220	233
Cometa Energia SA de CV
6.38%, 4/24/2035(a)	194	220
Controladora Mabe SA de CV
5.60%, 10/23/2028(a)	330	372
Elementia SAB de CV
5.50%, 1/15/2025(a)	360	365
Fomento Economico Mexicano SAB de CV
3.50%, 1/16/2050	400	410
Orbia Advance Corp. SAB de CV
5.88%, 9/17/2044(a)	200	227
Petroleos Mexicanos (ICE LIBOR USD 3 Month + 3.65%), 5.54%, 3/11/2022(g)	1,349	1,415
5.38%, 3/13/2022	2,100	2,224
3.50%, 1/30/2023	500	510
6.49%, 1/23/2027(b)	903	980
5.50%, 6/27/2044	1,995	1,860
6.75%, 9/21/2047	831	838
7.69%, 1/23/2050(b)	5,032	5,528
7.69%, 1/23/2050(a)	3,820	4,197
6.95%, 1/28/2060(b)	2,664	2,700

		25,496

Mongolia - 0.5%
Trade & Development Bank of Mongolia LLC
9.38%, 5/19/2020(a)	3,500	3,552

Morocco - 0.6%
OCP SA
6.88%, 4/25/2044(a)	3,740	4,923

Netherlands - 0.1%
VEON Holdings BV
4.00%, 4/9/2025(b)	370	385

Nigeria - 0.1%
IHS Netherlands Holdco BV
8.00%, 9/18/2027(b)	200	215
United Bank for Africa plc
7.75%, 6/8/2022(a)	200	213

		428

Norway - 0.1%
DNO ASA
8.75%, 5/31/2023(a)	800	820

Oman - 0.1%
Bank Muscat SAOG
4.88%, 3/14/2023(a)	520	534
Oztel Holdings SPC Ltd.
6.63%, 4/24/2028(a)	400	432

		966

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Panama - 0.4%
Aeropuerto Internacional de Tocumen SA
6.00%, 11/18/2048(a)	700	880
Banistmo SA
3.65%, 9/19/2022(b)	574	587
Cable Onda SA
4.50%, 1/30/2030(b)	460	476
Empresa de Transmision Electrica SA
5.13%, 5/2/2049(b)	850	996

		2,939

Paraguay - 0.0%(j)
Telefonica Celular del Paraguay SA
5.88%, 4/15/2027(b)	310	332

Peru - 1.9%
Banco Internacional del Peru SAA Interbank
3.25%, 10/4/2026(b)	280	283
Consorcio Transmantaro SA
4.70%, 4/16/2034(b)	991	1,111
Corp. Financiera de Desarrollo SA
4.75%, 7/15/2025(a)	1,300	1,433
Fondo MIVIVIENDA SA
3.50%, 1/31/2023(a)	1,300	1,336
Inkia Energy Ltd.
5.88%, 11/9/2027(b)	898	949
Lima Metro Line 2 Finance Ltd.
4.35%, 4/5/2036(b)	1,630	1,754
Petroleos del Peru SA
4.75%, 6/19/2032(a)	5,000	5,558
5.63%, 6/19/2047(a)	1,287	1,552
Southern Copper Corp.
5.88%, 4/23/2045	290	370

		14,346

Philippines - 0.1%
Philippine National Bank
3.28%, 9/27/2024(a)	420	429
Rizal Commercial Banking Corp.
4.13%, 3/16/2023(a)	280	290
3.00%, 9/11/2024(a)	220	220

		939

Qatar - 0.4%
ABQ Finance Ltd.
3.63%, 4/13/2021(a)	510	516
3.50%, 2/22/2022(a)	200	203
AKCB Finance Ltd.
4.75%, 10/9/2023(a)	970	1,040
QNB Finance Ltd.
2.13%, 9/7/2021(a)	600	598
3.50%, 3/28/2024(a)	350	363

		2,720

Russia - 0.3%
Credit Bank of Moscow
4.70%, 1/29/2025(b)	300	300
Phosagro OAO
3.05%, 1/23/2025(b)	370	371
Russian Agricultural Bank OJSC
8.50%, 10/16/2023(a)	590	679
Sovcombank
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.43%), 8.00%, 4/7/2030(b)(g)	300	324
VTB Bank OJSC Via VTB Capital SA
6.95%, 10/17/2022(a)	340	370

		2,044

Saudi Arabia - 0.5%
Samba Funding Ltd.
2.75%, 10/2/2024(a)	550	552
Saudi Arabian Oil Co.
3.50%, 4/16/2029(a)	3,000	3,177

		3,729

Singapore - 0.1%
DBS Group Holdings Ltd.
(USD ICE Swap Rate 5 Year + 1.59%), 4.52%, 12/11/2028(a)(g)	200	215
Olam International Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.29%), 5.35%, 7/20/2021(a)(g)(h)(i)	200	201

		416

South Africa - 1.0%
Eskom Holdings SOC Ltd.
5.75%, 1/26/2021(a)	800	802
6.75%, 8/6/2023(a)	2,350	2,373
7.13%, 2/11/2025(a)	210	213
8.45%, 8/10/2028(a)	2,085	2,241
FirstRand Bank Ltd.
4.25%, 4/30/2020(a)	560	561
Liquid Telecommunications Financing plc
8.50%, 7/13/2022(b)	400	410
Sasol Financing USA LLC
6.50%, 9/27/2028	360	403
Standard Bank Group Ltd.
(USD ICE Swap Rate 5 Year + 3.75%), 5.95%, 5/31/2029(a)(g)	270	286
Transnet SOC Ltd.
4.00%, 7/26/2022(a)	600	611

		7,900

South Korea - 0.3%
Heungkuk Life Insurance Co. Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/9/2022(a)(g)(h)(i)	1,330	1,340

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Shinhan Financial Group Co. Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.50%), 3.34%, 2/5/2030(b)(g)	451	463
Woori Bank
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.25%, 10/4/2024(b)(g)(h)(i)	520	523

		2,326

Spain - 0.2%
AI Candelaria Spain SLU
7.50%, 12/15/2028(b)	330	376
Ajecorp BV
6.50%, 5/14/2022(a)	190	190
International Airport Finance SA
12.00%, 3/15/2033(b)	500	549

		1,115

Thailand - 0.2%
Kasikornbank PCL
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.34%, 10/2/2031(a)(g)	400	408
Siam Commercial Bank PCL
3.90%, 2/11/2024(a)	340	361
Thaioil Treasury Center Co. Ltd.
4.63%, 11/20/2028(a)	790	909

		1,678

Trinidad and Tobago - 0.3%
Trinidad Petroleum Holdings Ltd.
9.75%, 6/15/2026(b)	2,200	2,507

Turkey - 0.4%
Akbank T.A.S.
5.13%, 3/31/2025(a)	600	612
Mersin Uluslararasi Liman Isletmeciligi A/S
5.38%, 11/15/2024(b)	241	254
Ronesans Gayrimenkul Yatirim A/S
7.25%, 4/26/2023(b)	281	258
Turkcell Iletisim Hizmetleri A/S
5.80%, 4/11/2028(a)	490	510
Turkiye Garanti Bankasi A/S
5.25%, 9/13/2022(a)	320	331
Turkiye Is Bankasi A/S
6.13%, 4/25/2024(a)	300	312
Turkiye Sinai Kalkinma Bankasi A/S
6.00%, 1/23/2025(b)	200	203
Yapi ve Kredi Bankasi A/S
8.25%, 10/15/2024(a)	470	526

		3,006

Ukraine - 0.1%
Metinvest BV
8.50%, 4/23/2026(a)	350	382
State Savings Bank of Ukraine
9.63%, 3/20/2025(a)(c)	600	636

		1,018

United Arab Emirates - 1.3%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/2/2047(a)	1,050	1,238
ADCB Finance Cayman Ltd.
4.00%, 3/29/2023(a)	340	356
EA Partners I BV
6.88%, 9/28/2020(a)(e)	2,751	1,239
EA Partners II BV
6.75%, 6/1/2021(a)(e)	1,076	532
Emirates NBD Bank PJSC
(USD Swap Semi 6 Year + 3.66%), 6.13%, 3/20/2025(a)(g)(h)(i)	200	211
MAF Global Securities Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 6.37%, 3/20/2026(a)(g)(h)(i)	540	574
Mashreqbank PSC
4.25%, 2/26/2024(a)	350	366
MDGH - GMTN BV
3.75%, 4/19/2029(a)	861	940
2.88%, 11/7/2029(b)	2,400	2,439
3.70%, 11/7/2049(b)	2,200	2,299

		10,194

United Kingdom - 0.1%
CK Hutchison Capital Securities 17 Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.07%), 4.00%, 5/12/2022(a)(g)(h)(i)	400	406
CK Hutchison International 19 Ltd.
3.63%, 4/11/2029(a)	261	283

		689

United States - 0.1%
Rutas 2 and 7 Finance Ltd.
0.00%, 9/30/2036(b)	600	399

Venezuela, Bolivarian Republic of - 0.0%(j)
Petroleos de Venezuela SA
8.50%, 10/27/2020(a)(e)	624	111
9.00%, 11/17/2021(a)(e)	1,240	99
12.75%, 2/17/2022(a)(e)	770	61
5.38%, 4/12/2027(a)(e)	730	62

		333

Zambia - 0.0%(j)
First Quantum Minerals Ltd.
7.25%, 4/1/2023(a)	200	200

TOTAL CORPORATE BONDS (Cost $203,083)		212,308

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
SUPRANATIONAL - 0.3%

Supranational - 0.3%
Africa Finance Corp.
4.38%, 4/17/2026(b)		550	590
4.38%, 4/17/2026(a)		280	300
African Export-Import Bank (The)
4.13%, 6/20/2024(a)		410	431
Arab Petroleum Investments Corp.
4.13%, 9/18/2023(a)		340	363
Eastern & Southern African Trade & Development Bank
4.88%, 5/23/2024(a)		340	359

TOTAL SUPRANATIONAL (Cost $1,976)			2,043

OPTIONS PURCHASED - 0.1%

Call Options Purchased - 0.0%(j)
United States - 0.0%(j)
Foreign Exchange CNH/USD
3/6/2020 at USD 7.15, Vanilla, European Style Notional Amount: USD 72,837 Counterparty: Goldman Sachs International*		72,837	129
Put Options Purchased - 0.1%
United States - 0.1%
Foreign Exchange JPY/USD
3/27/2020 at USD 109.00, Vanilla, European Style Notional Amount: USD 37,978 Counterparty: Barclays Bank Plc*		37,978	518

TOTAL OPTIONS PURCHASED (Cost $805)			647

Investments		Shares (000)	Value (000)
SHORT-TERM INVESTMENTS - 1.6%

FOREIGN GOVERNMENT TREASURY BILLS - 0.7%
Egypt Treasury Bills
14.17%, 7/28/2020(k)	EGP	64,600	3,826
Nigeria OMO Bills
13.03%, 4/9/2020(k)	NGN	639,265	1,720

TOTAL FOREIGN GOVERNMENT TREASURY BILLS (Cost $5,553)			5,546

INVESTMENT COMPANIES - 0.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.67%(l)(m)(Cost $5,374)		5,372	5,374

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(l)(m)(Cost $1,313)		1,313	1,313

TOTAL SHORT-TERM INVESTMENTS (Cost $12,240)			12,233

Total Investments - 98.2% (Cost $730,002)			751,611
Other Assets Less Liabilities - 1.8%			13,551

Net Assets - 100.0%			765,162

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Abbreviations
CNH	China Renminbi
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GMTN	Global medium term note
HUF	Hungarian Forint
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
JPY	Japanese Yen
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MTN	Medium term note
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigeria Naira
OJSC	Open Joint Stock Company
PEN	Peruvian Nuevo Sol
PJSC	Public Joint Stock Company
PT	Limited liability company
RSD	Serbian Dinar
RUB	Russian Ruble
SPC	Special purpose company
THB	Thai Baht
UAH	Ukrainian Hryvnia
USD	United States Dollar

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of January 31, 2020.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of January 31, 2020.
(e)	Defaulted security.
(f)	The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 is approximately $1,271,000.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2020.
(h)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2020.
(i)	Security is an interest bearing note with preferred security characteristics.
(j)	Amount rounds to less than 0.1% of net assets.
(k)	The rate shown is the effective yield as of January 31, 2020.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of January 31, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
Euro-Buxl	42	03/2020	EUR	9,824	96
U.S. Treasury 2 Year Note	404	03/2020	USD	87,418	270
U.S. Treasury 10 Year Note	441	03/2020	USD	58,095	847

					1,213

Abbreviations
EUR	Euro
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of January 31, 2020 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)

USD	37,970	EUR	33,867	State Street Corp.	2/18/2020	379
EUR	1,685	HUF	563,002	Citibank, NA	2/26/2020	19
EUR	1,646	PLN	6,961	BNP Paribas	2/26/2020	31
INR	33,574	USD	468	Citibank, NA**	2/26/2020	–(a)
MXN	71,127	USD	3,750	Barclays Bank plc	2/26/2020	2
RON	6,038	EUR	1,259	Citibank, NA	2/26/2020	3
USD	940	AUD	1,359	Goldman Sachs International	2/26/2020	30
USD	911	AUD	1,319	State Street Corp.	2/26/2020	27
USD	932	BRL	3,913	Barclays Bank plc**	2/26/2020	19
USD	933	BRL	3,888	Goldman Sachs International**	2/26/2020	26
USD	930	CAD	1,216	Citibank, NA	2/26/2020	11
USD	1,902	CAD	2,508	TD Bank Financial Group	2/26/2020	7
USD	1,850	CNY	12,751	BNP Paribas**	2/26/2020	26
USD	1,868	COP	6,090,522	Goldman Sachs International**	2/26/2020	89
USD	900	EUR	806	Citibank, NA	2/26/2020	5
USD	943	IDR	13,024,389	Barclays Bank plc**	2/26/2020	2
USD	3,778	IDR	51,949,281	Goldman Sachs International**	2/26/2020	22
USD	953	INR	68,240	Goldman Sachs International**	2/26/2020	2
USD	1,902	MXN	35,946	Goldman Sachs International	2/26/2020	6
USD	10	PLN	38	Barclays Bank plc	2/26/2020	–(a)
USD	33	RON	142	Citibank, NA	2/26/2020	–(a)
USD	1,370	RON	5,896	Goldman Sachs International	2/26/2020	2
USD	1,869	RUB	114,687	Citibank, NA**	2/26/2020	80
USD	1,888	THB	57,671	Citibank, NA	2/26/2020	37
USD	5	TRY	28	Barclays Bank plc	2/26/2020	–(a)
USD	1,876	TRY	11,135	Goldman Sachs International	2/26/2020	24
USD	931	TWD	27,756	Citibank, NA**	2/26/2020	17
USD	1,671	ZAR	24,272	Barclays Bank plc	2/26/2020	59
CZK	3,600	USD	157	Goldman Sachs International	3/24/2020	2
CZK	106,281	USD	4,645	HSBC Bank, NA	3/24/2020	28
RON	63,094	EUR	13,133	Citibank, NA	3/24/2020	12
USD	15,060	CNY	104,028	Standard Chartered Bank**	3/24/2020	214
USD	2,275	HUF	665,366	Citibank, NA	3/24/2020	83
USD	203	HUF	60,465	Goldman Sachs International	3/24/2020	4
USD	15,315	IDR	210,522,867	Standard Chartered Bank**	3/24/2020	150
USD	6,610	PEN	22,345	Standard Chartered Bank**	3/24/2020	23
USD	14,695	RON	63,094	Citibank, NA	3/24/2020	74
USD	22,828	RUB	1,439,652	Barclays Bank plc**	3/24/2020	429
USD	7,802	RUB	479,896	Goldman Sachs International**	3/24/2020	336
USD	14,959	SGD	20,194	HSBC Bank, NA	3/24/2020	158
USD	8,452	ZAR	123,250	Barclays Bank plc	3/24/2020	294

Total unrealized appreciation						2,732

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)

USD	7,163	EUR	6,486	TD Bank Financial Group	2/18/2020	(37)
AUD	1,360	USD	937	Credit Suisse International	2/26/2020	(26)
BRL	1,615	USD	380	Citibank, NA**	2/26/2020	(3)
BRL	14,231	USD	3,430	Goldman Sachs International**	2/26/2020	(111)
COP	6,090,522	USD	1,860	Citibank, NA**	2/26/2020	(81)
EUR	420	USD	468	BNP Paribas	2/26/2020	(2)
HUF	557,503	USD	1,863	Goldman Sachs International	2/26/2020	(29)
HUF	5,499	USD	18	Royal Bank of Canada	2/26/2020	–(a)
IDR	12,744,284	USD	928	Barclays Bank plc**	2/26/2020	(7)
IDR	172,789	USD	13	Goldman Sachs International**	2/26/2020	–(a)
INR	98,286	USD	1,382	Citibank, NA**	2/26/2020	(13)
INR	66,583	USD	936	Goldman Sachs International**	2/26/2020	(8)
KRW	2,181,099	USD	1,888	Citibank, NA**	2/26/2020	(65)
KRW	1,101,146	USD	952	Goldman Sachs International**	2/26/2020	(31)
MXN	17,863	USD	948	Barclays Bank plc	2/26/2020	(6)
PLN	7,285	EUR	1,713	BNP Paribas	2/26/2020	(22)
PLN	6,999	USD	1,844	BNP Paribas	2/26/2020	(38)
RUB	116,424	USD	1,883	Barclays Bank plc**	2/26/2020	(67)
RUB	174,996	USD	2,829	Citibank, NA**	2/26/2020	(99)
RUB	57,716	USD	926	Goldman Sachs International**	2/26/2020	(26)
THB	57,006	USD	1,884	BNP Paribas	2/26/2020	(55)
THB	665	USD	22	HSBC Bank, NA	2/26/2020	–(a)
TRY	11,162	EUR	1,685	Barclays Bank plc	2/26/2020	(15)
USD	951	BRL	4,076	Citibank, NA**	2/26/2020	–(a)
USD	1,893	INR	136,003	Goldman Sachs International**	2/26/2020	(3)
USD	954	MXN	18,089	BNP Paribas	2/26/2020	–(a)
BRL	15,153	USD	3,685	Citibank, NA**	3/24/2020	(156)
CNY	104,028	USD	14,959	Merrill Lynch International**	3/24/2020	(113)
CZK	2,426	USD	107	State Street Corp.	3/24/2020	(1)
EUR	6,586	USD	7,410	Barclays Bank plc	3/24/2020	(84)
HUF	33,110	USD	112	Citibank, NA	3/24/2020	(3)
HUF	692,721	USD	2,359	HSBC Bank, NA	3/24/2020	(77)
IDR	212,485,009	USD	15,382	Citibank, NA**	3/24/2020	(75)
PEN	12,144	USD	3,661	Barclays Bank plc**	3/24/2020	(81)
PEN	10,201	USD	3,056	Standard Chartered Bank**	3/24/2020	(49)
RUB	899,227	USD	14,558	Citibank, NA**	3/24/2020	(568)
SGD	20,194	USD	15,000	HSBC Bank, NA	3/24/2020	(199)
USD	6,192	CZK	140,896	Citibank, NA	3/24/2020	(3)
USD	4,516	HUF	1,374,892	Goldman Sachs International	3/24/2020	(12)
USD	9,603	IDR	135,530,615	Merrill Lynch International**	3/24/2020	(160)
USD	6,618	MXN	128,928	HSBC Bank, NA	3/24/2020	(156)
ZAR	64,471	USD	4,444	Merrill Lynch International	3/24/2020	(177)
ZAR	59,510	USD	4,096	TD Bank Financial Group	3/24/2020	(157)

Total unrealized depreciation						(2,815)

Net unrealized depreciation						(83)

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Republic Won
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand
(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

Centrally Cleared Interest rate swap contracts outstanding as of January 31, 2020 (amounts in thousands):

Floating Rate Index (a)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments(Receipts) ($)	Value and Unrealized Appreciation (Depreciation) ($)
6 month WIBOR semi-annually	1.69 annually	Receive	9/10/2024	PLN 28,700	–	39
6 month PRIBOR semi-annually	2.15 annually	Pay	11/11/2021	CZK 839,000	–	7
6 month PRIBOR semi-annually	2.24 annually	Pay	11/12/2021	CZK 839,000	–	76
1 day CDI at maturity	6.35 at maturity	Pay	1/2/2025	BRL 36,707	–	136
4 week TIIE monthly	6.82 monthly	Pay	1/11/2030	MXN 220,000	–	179
					–	437
6 month PRIBOR semi-annually	1.56 annually	Receive	11/11/2029	CZK 170,000	–	(32)
6 month PRIBOR semi-annually	1.65 annually	Receive	11/12/2029	CZK 170,000	–	(99)
6 month WIBOR semi-annually	1.87 annually	Receive	1/29/2025	PLN 35,000	–	(29)
1 day CDI at maturity	4.66 at maturity	Receive	1/4/2021	BRL 227,169	–	(125)
1 day CDI at maturity	4.97 at maturity	Receive	1/4/2021	BRL 225,938	–	(297)
					–	(582)
					–	(145)
					–	201

Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits
CZK	Czech Republic Krona
MXN	Mexican Peso
PLN	Polish Zloty
PRIBOR	Prague Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate
WIBOR	Warsaw Interbank Offered Rate

(a) Value of floating rate index at January 31, 2020 was as follows:

Floating Rate Index	Value
1 Day CDI	1.19%
6 Month PRIBOR	2.23
4 Week TIIE	7.50
6 Month WIBOR	1.69

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Written Call Options Contracts as of January 31, 2020 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)

Foreign Exchange CNH/USD	Goldman Sachs International	72,837,000	USD 72,837	USD 7.25	3/6/2020	(62)

Total Written Options Contracts (Premiums Received $245)

Abbreviations

CNH	China Renminbi
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$–	$212,308	$–	$212,308
Foreign Government Securities	–	523,127	1,253	524,380
Supranational	–	2,043	–	2,043
Options Purchased
Call Options Purchased	–	129	–	129
Put Options Purchased	–	518	–	518

Total Options Purchased	–	647	–	647

Short-Term Investments
Foreign Government Treasury Bills	–	5,546	–	5,546
Investment Companies	5,374	–	–	5,374
Investment of cash collateral from securities loaned	1,313	–	–	1,313

Total Short-Term Investments	6,687	5,546	–	12,233

Total Investments in Securities	$6,687	$743,671	$1,253	$751,611

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$2,732	$–	$2,732
Futures Contracts	1,213	–	–	1,213
Swaps	–	437	–	437

Total Appreciation in Other Financial Instruments	$1,213	$3169	$–	$4,382

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange
Contracts	$–	$(2,815)	$–	$(2,815)
Swaps	–	(582)	–	(582)
Options Written
Call Options Written	–	(62)	–	(62)

Total Depreciation in Other Financial Instruments	$–	$(3,459)	$–	$(3,459)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.67%(a)(b)	$6,875	$68,372	$69,871	$(1)	$(1)	$5,374	5,372	$31	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(a)(b)	987	5,249	4,923	—	-—	1,313	1,313	3	-—

Total	$7,862	$73,621	$74,794	$(1)	$(1)	$6,687		$34	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over-the-counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for over-the-counter options. Cash collateral posted by the Fund is considered restricted.

(2). Futures Contracts — The Fund used treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including interest rate, to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.